Investment In Oxford City Football Club (Trading) Limited and Business Combination (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 10, 2014	Jun. 30, 2013
Investment in Oxford City Football Club (Trading) Limited and Business Combination [Abstract]
Issuance of stock payable for 75,000 shares of common stock of the Company on April 29, 2013		$ 6,445
Capital contributions (April 29, 2013 to June 30, 2013)		173,414
49% share of loss of Oxford City Football Club (Trading) Limited (April 29, 2013 to May 31, 2013)		(17,045)
Carrying value of investment on June 30, 2013	$ 115,000	$ 162,814